Intangible assets (Tables)	12 Months Ended
Mar. 31, 2016
Intangible assets
Schedule of intangible assets

		As of March 31, 2016		As of March 2015
	Weighted- average useful lives	Cost	Accumulated amortization	Cost	Accumulated amortization
Capitalized software development costs	5 years	$17,609	$(6,673)	$12,369	$(4,652)
Contract-based customer relationships	5 - 10 years	41,820	(19,587)	41,820	(13,720)
IP rights	5 years	13,017	(3,479)	8,046	(1,870)
Trade names and brands	8 - 10 years	1,158	(97)	921	(10)
Other	4 - 6 years	483	(471)	391	(349)

Total		$74,087	$(30,307)	$63,547	$(20,601)

Schedule of next 5 years of amortization

Amortization
For the year ended March 31, 2017	11,089
For the year ended March 31, 2018	10,894
For the year ended March 31, 2019	8,108
For the year ended March 31, 2020	5,042
For the year ended March 31, 2021 and thereafter	8,647

Total	43,780